UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/2004

Check here if Amendment  [ ]; Amendment Number:

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207

Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2484

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV        Charlotte, NC            11/01/04
     ---------------------         -------------           ----------
          [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   80

Form 13F Information Table Value Total:  $ 129,900 K
                                         -----------
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

                                ITEM 1:          ITEM 2:   ITEM 3:      ITEM 4:     ITEM 5:         ITEM 6:
                    ----------------------------- -----  ---------   ------------- --------   -------------------
                          NAME OF ISSUER          TITLE                  FAIR      SHARES OR      INVESTMENT
                                                   OF      CUSIP        MARKET     PRINCIPAL      DISCRETION
                                                  CLASS    NUMBER       VALUE       AMOUNT    -------------------
                                                                                              [A]    [B]    [C]
                                                                                                           SHARED
                                                                                              SOLE  SHARED  OTHER
                    ----------------------------- -----  ---------   ------------- --------   ----  ------ ------
ABXA equity   ABXA  ABX Air Inc                    com   00080S101   $2,444,750.00  275,000   sole
ACI equity    ACI   ARCH COAL INC                  com   039380100   $1,599,300.00   45,000
ACP equity    ACP   AMERICAN REAL ESTATE PARTNERS  com   029169109   $  457,600.00   16,000
ALGOF equity  ALGOF ***ALGOMA STEEL INC            com   01566M204   $2,437,806.79  100,000
AMR equity    AMR   AMR CORP DEL -W/RTS TO PUR     com   001765106   $1,314,000.00  120,000   sole
AMX equity    AMX   AMERICA MOVIL S A DE CV ADR    com   02364W105   $1,570,500.00   30,000   sole
ATPG equity   ATPG  ATP OIL & GAS CORP             com   00208J108   $2,788,500.00  150,000
BCO equity    BCO   BRINK'S COMPANY                com   109696104   $1,580,800.00   40,000   sole
BEAS equity   BEAS  BEA SYSTEMS INC                com   073325102   $  930,300.00  105,000   sole
BRK/A equity  BRKA  BERKSHIRE HATHAWAY INC-DEL-    com   084670108   $4,131,300.00       47   sole
BTU equity    BTU   PEABODY ENERGY CORP            com   704549104   $2,022,750.00   25,000
CAG equity    CAG   CONAGRA INC W-RTS TO PUR C/STK com   205887102   $  883,500.00   30,000   sole
CBSS equity   CBSS  COMPASS BANCSHARES INC         com   20449H109   $2,190,150.00   45,000   sole
CHE equity    CHE   CHEMED CORPORATION             com   16359R103   $3,691,050.00   55,000   sole
CHK equity    CHK   CHESAPEAKE ENERGY CORP         com   165167107   $  660,000.00   40,000   sole
CKR equity    CKR   CKE RESTAURANTS INC            com   12561E105   $2,553,760.00  176,000   sole
CNB equity    CNB   COLONIAL BANCGROUP INC         com   195493309   $2,123,000.00  100,000   sole
CNO equity    CNO   CONSECO INC                    com   208464883   $1,197,000.00   60,000   sole
CNX equity    CNX   CONSOL ENERGY INC              com   20854P109   $1,231,500.00   30,000
COCO equity   COCO  CORINTHIAN COLLEGES INC        com   218868107   $  942,250.00   50,000   sole
CRZO equity   CRZO  CARRIZO OIL & GAS INC          com   144577103   $  565,000.00   50,000
CVC equity    CVC   CABLEVISION SYSTEMS CORP CL A  com   12686C109   $2,490,000.00  100,000   sole
DHC equity    DHC   DANIELSON HOLDING CORP         com   236274106   $2,779,205.00  328,900
DIS equity    DIS   WALT DISNEY CO HOLDING CO      com   254687106   $1,668,000.00   60,000   sole
DNYY equity   DNYY  DENNYS CORP                    com   24869P104   $1,597,500.00  355,000   sole
DPTR equity   DPTR  DELTA PETE CORP                com   247907207   $4,076,800.00  260,000   sole
DRS equity    DRS   DIAGNOSTIC RETRIEVAL SYS INC   com   23330X100   $2,562,600.00   60,000   sole
EDO equity    EDO   EDO CORP                       com   281347104   $1,952,625.00   61,500   sole
EVCI equity   EVCI  EDUCATIONAL VIDEO CONFERENCING com   26926P100   $  960,000.00  100,000   sole
EXC equity    EXC   EXELON CORP                    com   30161N101   $3,966,300.00   90,000   sole
FAC equity    FAC   FIRST ACCEPTANCE CORP          com   318457108   $2,688,000.00  300,000   sole
FCL equity    FCL   FOUNDATION COAL HOLDINGS INC   com   35039W100   $  691,800.00   30,000
FDG equity    FDG   ***FORDING INC                 com   345425102   $2,314,500.00   30,000
FSNM equity   FSNM  FIRST ST BANCORPORATION        com   336453105   $  294,080.00    8,000
GRA equity    GRA   W R GRACE & CO DEL             com   38388F108   $  816,600.00   60,000
GY equity     GY    GENCORP INC -W/RTS TO PUR PFD  com   368682100   $  859,791.00   46,300
HA equity     HA    HAWAIIAN AIRLS INC NEW         com   419879101   $  510,972.79   74,813   sole
HLSH equity   HLSH  HEALTHSOUTH CORP               com   421924101   $1,256,000.00  200,000
HRLY equity   HRLY  HERLEY INDUSTRIES INC          com   427398102   $  203,400.00   10,000   sole
ISG equity    ISG   INTERNATIONAL STEEL GROUP INC  com   460377104   $  608,400.00   15,000
KFX equity    KFX   KFX INC                        com   48245L107   $4,356,000.00  300,000
LI equity     LI    LAIDLAW INTERNATIONAL INC      com   50730R102   $1,926,000.00   90,000   sole
LMNX equity   LMNX  LUMINEX CORP DEL               com   55027E102   $1,333,776.00  150,200
LMT equity    LMT   LOCKHEED MARTIN CORP           com   539830109   $1,111,000.00   20,000   sole
LPSN equity   LPSN  LIVEPERSON INC                 com   538146101   $  315,000.00  100,000
LPX equity    LPX   LOUISIANA PACIFIC CORP         com   546347105   $  534,800.00   20,000   sole
MCIP equity   MCIP  MCI INC                        com   552691107   $1,612,800.00   80,000   sole
MDR equity    MDR   ***MCDERMOTT INTERNATIONAL INC com   580037109   $  550,800.00   30,000
MEE equity    MEE   MASSEY ENERGY CORP             com   576206106   $  873,750.00   25,000
MIM equity    MIM   MI DEVELOPMENTS INC SUB VTG    com   55304X104   $3,167,850.00  105,000   sole
NIHD equity   NIHD  NII HLDGS INC                  com   62913F201   $1,186,250.00   25,000
NRG equity    NRG   NRG ENERGY INC`                com   629377508   $1,622,250.00   45,000
NTLI equity   NTLI  NTL INC DEL                    com   62940M104   $1,824,000.00   25,000   sole
NWEC equity   NWEC  NORTHWESTERN CORP              com   668074305   $  420,000.00   15,000
OWENQ equity  OWENQ OWENS CORNING FIBERGLASS CORP  com   69073F103   $  211,500.00   45,000
PCG equity    PCG   PG&E CORP                      com   69331C108   $3,893,760.00  117,000   sole
PGIC equity   PGIC  MIKOHN GAMING CORP             com   59862K108   $2,032,905.00  199,500
PONR equity   PONR  PIONEER COS INC                com   723643300   $2,116,500.00  102,000   sole
PSA equity    PSA   PUBLIC STORAGE INC             com   74460D109   $1,672,500.00   30,000   sole
RETK equity   RETK  RETEK INC                      com   76128Q109   $  615,000.00  100,000
RRI equity    RRI   RELIANT ENERGY INC             com   75952B105   $  682,500.00   50,000
RURL equity   RURL  RURAL METRO CORP               com   781748108   $  841,500.00  170,000
S equity      S     SEARS ROEBUCK & CO             com   812387108   $3,316,950.00   65,000
SHFL equity   SHFL  SHUFFLE MASTER INC             com   825549108   $1,884,000.00   40,000   sole
STEI equity   STEI  STEWART ENTERPRISES INC-CL A   com   860370105   $  859,770.00  123,000   sole
SWM equity    SWM   SCHWEITZER-MAUDUIT INTL INC    com   808541106   $1,782,375.00   52,500   sole
SWN equity    SWN   SOUTHWESTERN ENERGY CO         com   845467109   $  506,900.00   10,000
TATYF equity  TATYF ***TATE & LYLE PLC-ORD NEW 25P com  GB0008754136 $1,133,595.40  125,000   sole
TLWT equity   TLWT  TELEWEST GLOBAL INC            com   87956T107   $1,406,400.00   80,000
TRLG equity   TRLG  TRUE RELIGION APPAREL INC      com   89784N104   $  202,500.00   25,000
TTN equity    TTN   TITAN CORP                     com   888266103   $  810,000.00   50,000   sole
TYC equity    TYC   TYCO INTERNATIONAL LTD NEW     com   902124106   $2,144,400.00   60,000   sole
UPL equity    UPL   ULTRA PETROLEUM CORP           com   903914109   $1,443,900.00   30,000
USG equity    USG   USG CORP NEW                   com   903293405   $2,617,550.00   65,000
VRTS equity   VRTS  VERITAS SOFTWARE CORP          com   923436109   $3,568,750.00  125,000
WEGC equity   WEGC  WESTSIDE ENERGY CORPORATION    com   96149R100   $1,575,000.00  350,000
WIN equity    WIN   WINN DIXIE STORES INC          com   974280109   $1,592,500.00  350,000
WMB equity    WMB   WILLIAMS COMPANIES INC         com   969457100   $  977,400.00   60,000   sole
XEL equity    XEL   XCEL ENERGY INC                com   98389B100   $1,456,000.00   80,000   sole
XIDE equity   XIDE  EXIDE TECHNOLOGIES             com   302051206   $  110,240.00    8,000   sole
              80 Items                                             $129,900,061.98 0 7,273,760

                     ITEM 7:         ITEM 8:
                    -------   ---------------------

                    MANAGERS    VOTING AUTHORITY
                              ---------------------
                                [A]     [B]     [C]

                               SOLE    SHARED  NONE
                    -------   -------  -----   ----
ABXA equity   ABXA            275,000
ACI equity    ACI              45,000
ACP equity    ACP              16,000
ALGOF equity  ALGOF           100,000
AMR equity    AMR             120,000
AMX equity    AMX              30,000
ATPG equity   ATPG            150,000
BCO equity    BCO              40,000
BEAS equity   BEAS            105,000
BRK/A equity  BRKA                 47
BTU equity    BTU              25,000
CAG equity    CAG              30,000
CBSS equity   CBSS             45,000
CHE equity    CHE              55,000
CHK equity    CHK              40,000
CKR equity    CKR             176,000
CNB equity    CNB             100,000
CNO equity    CNO              60,000
CNX equity    CNX              30,000
COCO equity   COCO             50,000
CRZO equity   CRZO             50,000
CVC equity    CVC             100,000
DHC equity    DHC             328,900
DIS equity    DIS              60,000
DNYY equity   DNYY            355,000
DPTR equity   DPTR            260,000
DRS equity    DRS              60,000
EDO equity    EDO              61,500
EVCI equity   EVCI            100,000
EXC equity    EXC              90,000
FAC equity    FAC             300,000
FCL equity    FCL              30,000
FDG equity    FDG              30,000
FSNM equity   FSNM              8,000
GRA equity    GRA              60,000
GY equity     GY               46,300
HA equity     HA               74,813
HLSH equity   HLSH            200,000
HRLY equity   HRLY             10,000
ISG equity    ISG              15,000
KFX equity    KFX             300,000
LI equity     LI               90,000
LMNX equity   LMNX            150,200
LMT equity    LMT              20,000
LPSN equity   LPSN            100,000
LPX equity    LPX              20,000
MCIP equity   MCIP             80,000
MDR equity    MDR              30,000
MEE equity    MEE              25,000
MIM equity    MIM             105,000
NIHD equity   NIHD             25,000
NRG equity    NRG              45,000
NTLI equity   NTLI             25,000
NWEC equity   NWEC             15,000
OWENQ equity  OWENQ            45,000
PCG equity    PCG             117,000
PGIC equity   PGIC            199,500
PONR equity   PONR            102,000
PSA equity    PSA              30,000
RETK equity   RETK            100,000
RRI equity    RRI              50,000
RURL equity   RURL            170,000
S equity      S                65,000
SHFL equity   SHFL             40,000
STEI equity   STEI            123,000
SWM equity    SWM              52,500
SWN equity    SWN              10,000
TATYF equity  TATYF           125,000
TLWT equity   TLWT             80,000
TRLG equity   TRLG             25,000
TTN equity    TTN              50,000
TYC equity    TYC              60,000
UPL equity    UPL              30,000
USG equity    USG              65,000
VRTS equity   VRTS            125,000
WEGC equity   WEGC            350,000
WIN equity    WIN             350,000
WMB equity    WMB              60,000
XEL equity    XEL              80,000
XIDE equity   XIDE              8,000
              80 Items      7,273,760